Events after the reporting period (Details) € in Millions, $ in Billions		12 Months Ended
	Feb. 20, 2024 USD ($) extension	Dec. 31, 2023 USD ($)	Mar. 05, 2024 bond	Dec. 31, 2023 EUR (€)
New Bonds Issued
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds issued | bond			2
€600 million of 3.75% bonds due September 2029 | New Bonds Issued
Disclosure of non-adjusting events after reporting period [line items]
Bond amount | €				€ 600
Bonds interest rate		3.625%		3.625%
€650 million of 4.0% bonds due September 2034 | New Bonds Issued
Disclosure of non-adjusting events after reporting period [line items]
Bond amount | €				€ 650
Bonds interest rate		4.00%		4.00%
US Revolving Credit Facilities March 2026
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term		5 years
Bond amount | $		$ 2.5
US Revolving Credit Facilities March 2026 | Refinanced Debt
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term	5 years
Bond amount | $	$ 2.5
Number of extensions | extension	2
Extension option term	1 year